Borrowings	9 Months Ended
Sep. 30, 2022
Borrowings [Abstract]
Borrowings

8. Borrowings

The following table summarizes the borrowings under the various debt facilities as of September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021
Senior Secured Credit Facility, term loan	$70,179	$73,869
Less: unamortized debt issuance costs	—	(724)
Less: current portion	(70,179)	(73,145)
Senior Secured Credit Facility, term loan, net of debt issuance costs	—	—
Senior Secured Credit Facility, working capital facility	7,500	7,500
Less: current portion	(7,500)	(7,500)
Senior Secured Credit Facility, working capital facility	—	—
OPAL Term Loan	91,223	75,000
Less: unamortized debt issuance costs	(1,975)	(2,485)
Less: current portion	(28,432)	(13,425)
OPAL Term Loan, net of debt issuance costs	60,816	59,090
Sunoma Loan	23,000	17,524
Less: unamortized debt issuance costs	(920)	(569)
Less: current portion	—	(756)
Sunoma Loan, net of debt issuance costs	22,080	16,199
Convertible Note Payable	27,964	58,710
Less: current portion	(27,964)	—
Convertible Note Payable	—	58,710
Municipality Loan	121	278
Less: current portion	(121)	(194)
Municipality Loan	—	84
Non-current borrowings total	$82,896	$134,083

As of September 30, 2022, principal maturities of debt are expected as follows, excluding any subsequent refinancing transactions and any undrawn debt facilities as of the date of the condensed consolidated balance sheets:

	Senior Secured Credit Facility	OPAL Term Loan	Sunoma Loan	Convertible Note Payable (1)	Municipality Loan	Total
Three months ending December 31, 2022	$77,679	$7,633		$27,964	$55	$113,331
Fiscal year:
2023	—	27,732	953	—	66	28,751
2024	—	27,732	3,812	—	—	31,544
2025	—	28,126	3,812	—	—	31,938
2026	—	—	3,801		—	3,801
2027	—	—	10,622	—	—	10,622
	$77,679	$91,223	$23,000	$27,964	$121	$219,987

(1)	The Convertible Note Payable is redeemable on demand at the option of the Company or the lender.

Senior Secured Credit Facility

On September 21, 2015, FM3, an indirect wholly-owned subsidiary of the Company, entered into a senior secured credit facility (the “Senior Secured Credit Facility”) as a borrower and a syndicate of lenders, which provides for an aggregate principal amount of $150,000, consisting of (i) a term loan of $125,000 ( “Term Loan Facility”) and a (ii) working capital letter of credit facility (the “Working Capital Facility”) of up to $19,000 and a (iii) debt service reserve and liquidity facility of up to $6,000. The Company paid $14,300 to the lenders in connection with the transaction. As of September 30, 2022 and December 31, 2021, $70,179 and $73,869, respectively, was outstanding under the Senior Secured Credit Facility- term loan.

The borrowings under the Senior Secured Credit Facility bear an interest rate of a fixed margin plus LIBOR for the relevant interest period. The fixed margin is 2.75% for the first four years, then 3.0% until October 8, 2021, and 3.25% thereafter. Pursuant to the terms of the facility, FM3 is required to repay 1.0% of the outstanding debt under the Term Loan Facility amounting to $125,000 on a quarterly basis which is then adjusted based on available cash and a target debt balance that declines each quarter. The Working Capital Facility contains a provision whereby the Company is obligated to reduce the amount borrowed to $7,500 or less for a period of ten days consecutive business days annually. As of both September 30, 2022 and December 31, 2021, the total amount outstanding under the Working Capital Facility was $7,500. Additionally, the Company pays commitment fee of 0.75% on the unused portion of the facility.

On October 8, 2021, the Company entered into the Amendment to Second Amended and Restated Credit Agreement (the “Amendment”) which extended the maturity date of the credit facility that supports the Renewable Power business to December 20, 2022. In addition, the minimum required debt service coverage ratio was reduced from 1.1 to 1.0 and the calculation of the Cash Flows Available for Debt Service was amended to exclude the proceeds of working capital loans deposited into the operating account going forward. Additionally, the Company is not allowed to make any distributions or restricted payments. In exchange for these accommodations, the Company agreed to repay $5,182 as a permanent reduction of the Working Capital Facility and to increase the interest rate on the credit facility by 25 basis points.

At September 30, 2022 and December 31, 2021, FM3 had outstanding letters of credit that support obligations of the Company and its subsidiaries of $7,971 and $7,823, respectively. The Senior Secured Credit Facility is collateralized by substantially all the assets of FM3 and assignment of FM3’s rights, title, and interests in purchase and sale agreements and LFG rights agreements.

The Senior Secured Credit Facility contains certain warranties and financial covenants including but not limited to debt service coverage ratio to not be less than 1.0 and restrictions on distributions and additional indebtedness. The lenders only have recourse to the assets of FM3. For the nine months ended September 30, 2022, FM3 was in compliance with all debt covenants.

Patronage dividends

The Company is eligible to receive annual patronage dividends from one of its lenders, Cobank ACB under a profit sharing program made available to the borrowers. For the nine months ended September 30, 2022 and 2021, the Company received cash dividends of $126 and $139, respectively, which were recorded as credits to interest expense in its condensed consolidated statements of operations. Additionally, the Company recorded $489 as a long-term asset on its condensed consolidated balance sheets at September 30, 2022 and December 31, 2021, which represents the Company’s equity interest in Cobank SCB which will be redeemed for cash beginning in 2024.

OPAL Term Loan

On October 22, 2021, OPAL Fuels Intermediate Holding Company LLC (“OPAL Intermediate Holdco”), an indirect wholly-owned subsidiary of the Company, entered into a $125,000 term loan agreement (the “OPAL Term Loan”) with a syndicate of lenders. Of the $125,000, the Company had $90,000 available for borrowing upon closing and the remaining $35,000 to be made available as three more RNG facilities become operational. The OPAL Term Loan is secured by a pledge in the equity interest of Beacon Holdco LLC, OPAL Environmental Credit Marketing LLC, OPAL Fuel Station Services LLC (f/k/a Trustar Energy LLC), and OPAL Fuels Services LLC along with cash bank accounts and a security interest in the Company’s environmental credits. A portion of the proceeds of the OPAL Term Loan were used to pay off the outstanding balance under the TruStar revolver credit facility in October 2021 and the remainder will be used for general corporate purposes, including investments in RNG projects being developed by the Company.

Pursuant to the OPAL Term Loan, the Company borrowed $75,000 in October 2021 and an another $15,000 in February 2022 pursuant to an amendment allowing the Company to drawdown later than the original commitment date.

On September 29, 2022, OPAL Intermediate Holdco entered into Amendment No. 3 to the OPAL Term Loan (“Amendment No. 3”) that (a) extended the availability period from (i) September 30, 2022 to October 31, 2022 for the borrowing under the Term A-2 Commitments of up to an aggregate of $25 million in Term A-2 Loans, and (ii) March 31, 2023 for the borrowing under the Term A-2 Commitments of a single final borrowing of Term A-2 Loans not to exceed $10 million and (b) amended the principal repayment amortization schedule.

During the third quarter of 2022, one of the RNG projects went operational and the Company borrowed $12,500 under the OPAL Term Loan. In October 2022, the Company borrowed an additional $12,500 with an additional commitment of $10,000 remaining under this debt facility.

The OPAL Term Loan matures April 22, 2025 and bears interest at 3.0% plus SOFR. In accordance to the terms of the facility, OPAL Intermediate Holdco is required to repay 1.79% or $1,611 per month beginning March 2022 and an additional $700 per month beginning September 2022.

The OPAL Term Loan contains customary warranties and representations and certain financial covenants which require OPAL Intermediate Holdco to maintain (i) minimum liquidity of $15,000 until March 31, 2022 and $10,000 thereafter and (ii) a leverage ratio not to exceed 4:1. As of September 30, 2022, the Company is in compliance with the financial covenants under the OPAL Term Loan. Additionally, the OPAL Term Loan contains restrictions on distributions and additional indebtedness.

Sunoma Loan

On August 27, 2020, Sunoma, an indirect wholly-owned subsidiary of the Company entered into a debt agreement (the “Sunoma Loan Agreement”) with Live Oak Banking Company for an aggregate principal amount of $20,000. Sunoma paid $635 as financing fees. The loan bears interest at the greater of prime rate plus 3.50%, or 7.75%. The amounts outstanding under the Sunoma Loan are secured by the assets of Sunoma.

The Sunoma Loan Agreement contains certain financial covenants which require Sunoma to maintain (i) maximum debt to net worth ratio not to exceed 5:1 (ii) a minimum current ratio not be less than 1.0 and (iii) minimum debt service coverage ratio of trailing four quarters not be less than 1.25. On July 19, 2022, Sunoma completed the conversion of the construction loan into a permanent loan and increased the commitment from $20,000 to $23,000.

The borrowings under the Sunoma Loan Agreement bear interest at a rate of 7.68% and have a maturity date of July 19, 2033. The Company is required to pay a quarterly amortization of principal of $954 beginning in October 2023. The Company paid $3,482 into interest and debt reserve accounts. This cash is recorded as Restricted cash under long term assets in the Condensed Consolidated Balance Sheet as of September 30, 2022.

The significant assets of Sunoma are parenthesized in the condensed consolidated balance sheets as September 30, 2022 and December 31, 2021. See Note 13. Variable Interest Entities for additional information.

Convertible Note Payable

On May 1, 2021, the Company acquired the remaining ownership interests in Beacon and signed an unsecured, contingently convertible note (the “Convertible Note”) with Ares for a total aggregate amount for $50,000 at an interest rate of 8.00% per annum. The Company has the option to pay interest on the Convertible Note in cash on a quarterly basis or payment-in-kind. The Company chose the option of payment-in-kind interest.

The Convertible Note Payable matures earlier of December 31, 2026 or the date on which a change in control occurs as defined in the terms of the Convertible Note. Upon the consummation of the Business Combination, Ares was permitted to choose to convert the total amount outstanding under the Convertible Note to shares of Class A common stock based on a pre-determined conversion formula. Upon completion of the Business Combination in July 2022, Ares elected to convert 50% of the outstanding amount under the Convertible Note to shares of Class A common stock. Therefore the Company issued 3,059,533 shares of Class A common stock and redeemed outstanding debt of $30,595.

The Company elected to account for the Convertible Note using the fair value option in accordance with ASC 820, Fair Value Measurement, on May 1, 2021, which was determined to be $55,410. The fair value was subsequently remeasured on each reporting date and the change in fair value recorded as interest expense in the condensed consolidated statement of operations for each reporting period. At September 30, 2022, the Convertible Note was classified as a current liability in the condensed consolidated balance sheet at a fair value of 27,964 as it is redeemable on demand by the Company or Ares. At December 31,2021, the Convertible Note was classified as a non-current liability in the condensed consolidated balance sheet at a fair value of $58,710.

The Company recorded $(2,261) and $(151) as change in fair value of Convertible Note for the three and nine months ended September 30, 2022, respectively as interest and financing expense, net. Upon completion of the Business Combination, the Convertible Note no longer provided for the 10% prepayment penalty. Therefore, the change in fair value for the three months ended September 30, 2022 was ($2,906). The Company recorded $1,362 and $2,250 as payment-in-kind interest expense in the condensed consolidated statement of operations for the three and nine months ended September 30, 2021, respectively.

Municipality loan

FM3, an indirect wholly-owned subsidiary of the Company, entered into a loan agreement for the construction of an interconnection that was initially funded by the municipality. The Company is scheduled to make payments to a municipality in the amount of $1,600 plus interest at a fixed annual rate of 3.00% through April 1, 2023. At September 30, 2022 and December 31, 2021, $121 and $278, respectively, were outstanding on the loan.

OPAL Term Loan II

On August 4, 2022, OPAL Fuels Intermediate Holdco 2 LLC (“OPAL Intermediate Holdco 2”), an indirect wholly-owned subsidiary the Company, entered into a new Senior Secured Credit Facility (the “OPAL Term Loan II”) with a syndicate of lenders. The indebtedness is guaranteed by certain of the direct and indirect subsidiaries of OPAL Intermediate Holdco 2. The OPAL Term Loan II provides for an approximately two year delayed term loan facility (the “DDTL Facility”) of up to a maximum aggregate principal amount of $100,000 and debt service reserve facility (the “DSR Facility”) of up to a maximum aggregate principal amount of $5,000. The proceeds of the DDTL Facility are to be used to fund a portion of the construction of the RNG projects owned, either in full or through a joint venture with a third party, by the subsidiary guarantors and the proceeds of the DSR Facility are to be used solely to satisfy the balance to be maintained in the debt service reserve account. In connection with the transaction, the Company paid $2,200 as financing fees to the lenders and incurred $1,322 as third party fees. The transaction costs have been recorded as Deferred financing costs on the condensed consolidated balance sheet as of September 30, 2022.

The borrowings under the OPAL Term Loan II will bear interest at the benchmark rate of adjusted Term SOFR plus (i) for the period from closing to the earlier of the date of conversion of the construction loan to a term loan (the “Conversion Date”) or September 30, 2024, a spread of 3.5%, and (ii) thereafter a spread of 3.75%. Accrued interest on amounts outstanding under the DDTL Facility must be paid on the last day of each applicable interest period. The outstanding principal amount of the DDTL Facility is subject to quarterly amortization payments commencing September 30, 2024 equal to 2.5% of the aggregate principal amount of the outstanding term loan balance as of the Conversion Date, subject to adjustment based on certain mandatory prepayments, with the balance due at maturity. The DSR Facility is due at maturity. The OPAL Term Loan II matures on August 4, 2027.

At September 30, 2022, there was no principal amount outstanding under the OPAL Term Loan II.

TruStar revolver credit facility

On September 27, 2021, TruStar, an indirect wholly-owned subsidiary of the Company, renewed its existing revolving credit arrangement (the “TruStar revolver credit facility”) with JP Morgan Chase Bank, N.A., for an aggregate amount of $10,000. The amounts outstanding under this credit facility had an interest rate of 1.00% plus one month LIBOR. In the fourth quarter of 2021, the outstanding balance under this credit facility was fully repaid and the revolving credit facility was cancelled.

Interest rates

2022

For the three and nine months ended September 30, 2022, the weighted average effective interest rate including amortization of debt issuance costs on Senior Secured Credit Facility was 6.8% and 5.40% including a margin plus LIBOR.

For the three and nine months ended September 30, 2022, the weighted average effective interest rate including amortization of debt issuance costs on OPAL Term Loan was 6.4% and 5.20%.

For the three and nine months ended September 30, 2022, the interest rate on Sunoma Loan was 7.81% and 9.00%.

For the three and nine months ended September 30, 2022, the payment-in-kind interest rate on Convertible Note Payable was 8.00%.

For the three and nine months ended September 30, 2022, the weighted average interest rate on Municipality loan was 3.00%.

2021

For the three and nine months ended September 30, 2021, the interest rate on Senior Secured Credit Facility ranged between 3.14% and 3.26% including a margin plus LIBOR and commitment fees of 0.75% on unused portion of the Working capital facility.

For the nine months ended September 30, 2021, the interest rate on TruStar revolver credit facility was 1.52%.

For the three and nine months ended September 30, 2021, the payment-in-kind interest rate on Convertible Note Payable was 8.0%. The change in fair value of the Note recorded as interest expense between May 1, 2021 and September 30, 2021 was $2,250.

For the three and nine months ended September 30, 2021, the weighted average interest rate on Municipality loan was 3.0%.

The following table summarizes the Company’s total interest expense for the three and nine months ended September 30, 2022 and 2021:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Senior Secured Credit Facility	$1,100	$716	$2,540	$2,050
Municipality loan	1	2	3	7
TruStar revolver credit facility	—	168	—	502
Convertible Note Payable mark-to-market (1)	(2,261)	1,362	(151)	2,250
Sunoma Loan(2)	424	—	1,335	—
OPAL Term Loan	1,107	—	2,850	—
Commitment fees and other finance fees	401	99	605	378
Amortization of deferred financing cost	616	201	1,514	678
Interest income on loan receivable	(612)	(194)	(1,512)	(206)
Total interest expense	$776	$2,354	$7,184	$5,659

(1)	The mark-to-market on the Convertible Note Payable is negative for the three and nine months ended September 30, 2022 as the prepayment penalty is no longer applicable upon completion of the Business Combination. The change in fair value of the Convertible Note Payable recorded for the three months ended September 30, 2022 was $2,906.

(2)	The interest on Sunoma Loan was capitalized during the construction phase of the RNG facility. Sunoma became operational in December 2021. Therefore, the interest for the three and nine months ended September 30, 2022 has been expensed.